Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated at beginning	$ 3,961,784
Reclassifications			$ (5,262,577)
Accumulated at ending	4,599,147	$ 3,961,784
Accumulated Other Comprehensive Income
Accumulated at beginning	3,961,784	5,257,554	5,679,063
Changes in other comprehensive income	637,363	(1,295,770)	3,262,294
Reclassifications			(3,683,803)
Accumulated at ending	4,599,147	3,961,784	5,257,554
Available For-Sale Investments
Accumulated at beginning	2,741,983	2,774,362	7,392,871
Changes in other comprehensive income	1,008,675	(32,379)	644,068
Reclassifications			(5,262,577)
Accumulated at ending	3,750,658	2,741,983	2,774,362
Warrants Issued by UHI
Accumulated at beginning	(332,217)	3,303,182
Changes in other comprehensive income	(280,447)	(3,635,399)	3,303,182
Accumulated at ending	(612,664)	(332,217)	3,303,182
Exchange Differences
Accumulated at beginning	1,263,349	603,168	185,963
Changes in other comprehensive income	387,698	660,181	417,205
Accumulated at ending	1,651,047	1,263,349	603,168
Remeasurement of Post-employment Benefit Obligations
Accumulated at beginning	(381,794)	(126,845)	35,422
Changes in other comprehensive income	(283,945)	(254,949)	(162,267)
Accumulated at ending	(665,739)	(381,794)	(126,845)
Cash Flow Hedges
Accumulated at beginning	570,259	(218,949)	(244,787)
Changes in other comprehensive income	231,758	789,208	25,838
Accumulated at ending	802,017	570,259	(218,949)
Share of Equity Accounts
Accumulated at beginning	268,397	311,229	291,524
Changes in other comprehensive income	(60,340)	(42,832)	19,705
Accumulated at ending	208,057	268,397	311,229
Income Tax
Accumulated at beginning	(168,193)	(1,388,593)	(1,981,930)
Changes in other comprehensive income	(366,036)	1,220,400	(985,437)
Reclassifications			1,578,774
Accumulated at ending	$ (534,229)	$ (168,193)	$ (1,388,593)